Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings per share
Earnings per share

22.        Earnings per share

22.1.     Basic

Basic earnings per share is calculated by dividing the net income attributable to the holders of Company’s common shares by the weighted average number of common shares held by stockholders during the year.

The following table contains the earnings (loss) per share of the Company for years ended December 31, 2023, 2022 and 2021 (in thousands except per share amounts):

	Year Ended December 31,
Basic earnings per share	2023	2022	2021
Net income attributable to the shareholders of the Company	108,792	93,320	70,648
Weighted average number of outstanding common shares (thousands)	33,734	26,547	22,922
Basic earnings per common share (R$)	3.23	3.52	3.08

22.2.     Diluted

As of December 31, 2023, the Company had outstanding and unexercised options to purchase 2,868 thousand (2022 – 2,302 thousand and 2021 – 1,514 thousand) common shares which are included in diluted earnings per share calculation. For years ended December 31, 2023, 2022 and 2021, outstanding options were all anti-dilutive.

	Year Ended December 31,
Diluted earnings per share	2023	2022	2021
Net income attributable to the shareholders of the Company	108,792	93,320	70,648
Weighted average number of outstanding common shares (thousands)	36,602	28,849	24,436
Diluted earnings per common share (R$)	2.97	3.23	2.89